PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Provision For Income Taxes
Provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$12,392	$7,369
State	(1,894)	1,062
Total Current	10,498	8,431

Deferred:
Federal	—	940
State	—	572
Total Deferred	—	1,512
Total Provision for Income Taxes	$10,498	$9,943

Schedule of Components Of Deferred Tax Assets And Liabilities
The components of deferred tax assets and liabilities were as follows (in thousands):

	As of December 31,
	2024	2023
Deferred Tax Assets:
Allowance for Doubtful Accounts	$820	$893
Inventory Reserve	309	543
Accrued Expenses	759	1,168
Other	775	668
Operating Lease Liabilities	2,514	3,285
Stock-based Compensation	1,806	5,277
Loss on Disposal of Subsidiary	—	1,721
Operating Losses	36,985	39,874
Property and Equipment and Depreciation	5,108	3,999
Total Deferred Tax Assets	49,076	57,428
Valuation Allowance	(39,890)	(48,439)
Net Deferred Tax Assets	9,186	8,989
Deferred Tax Liabilities:
Property, Plant and Equipment	(4,238)	(6,330)
Right-of-Use Assets	(2,437)	(2,659)
State Taxes	(2,511)	—
Total Deferred Tax Liabilities	(9,186)	(8,989)
Net Deferred Tax Assets	$—	$—

Schedule of Reconciliation Between Effective Tax Rate on Income and Statutory Tax Rate
The reconciliation between the effective tax rate on income and the statutory tax rate were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Income Tax Benefit at Federal Rate	$2,356	$(18,505)
State Taxes and Fees	1,083	(1,436)
IRS Section 280E Disallowance	—	6,128
Uncertain Tax Position	15,424	2,138
Over Accrual of Prior Year Taxes	(7,454)	(2,106)
Change in Valuation Allowance	(7,120)	12,136
Change in Fair Value of Contingent Consideration	(2,882)	5,124
Return to Provision	(646)	(2,410)
Other Adjustments	6,208	140
Impairment Expense	—	8,240
Other Permanent Differences	3,529	494
Reported Provision for Income Taxes	$10,498	$9,943

Schedule of Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits were as follows (in thousands):

	As of December 31,
	2024	2023
Balance at Beginning of Year	$5,444	$2,801
IRS Section 280E Positions	15,424	2,643
Balance at End of Year	$20,868	$5,444